Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accrued Expenses and Other Current Liabilities [Line Items]
Logistics expenses accruals		¥ 32,071		¥ 37,547
Advances from customers		22,682		18,318
Outsourced labor cost payable		10,890		4,342
Salary and welfare payable		26,353		17,686
Professional fee accruals		10,793		6,136
Marketing expenses accruals		9,449		12,507
Other tax payable		2,947		7,898
Receipt on behalf of merchants on Maikefeng marketplace	[1]	20,796		42,471
Others		2,860		3,954
Accrued expenses and other current liabilities		¥ 138,841	$ 19,998	¥ 150,859

[1]	Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.